Contractual Assets with Customers - Exclusive Rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets [abstract]
Initial balance	R$ 1,706,331	R$ 1,465,989	R$ 1,518,477
Additions	689,986	549,085	330,068
Amortization	(282,521)	(289,436)	(355,250)
Transfer	(34,570)	(19,307)	(27,306)
Final balance	2,079,226	1,706,331	R$ 1,465,989
Current	555,052	478,908
Non-current	R$ 1,524,174	R$ 1,227,423